ACCOUNTS RECEIVABLE, NET (Details Narrative)	6 Months Ended
Mar. 31, 2024
Subsequent Collection [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of subsequent collection	56.00%